Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of reconciliation of the Company's reserves (Detail)	12 Months Ended
	Dec. 31, 2021 MMBbls	Dec. 31, 2021 Bcf	Dec. 31, 2021 bbl		Dec. 31, 2020 MMBbls		Dec. 31, 2020 Bcf		Dec. 31, 2020 bbl		Dec. 31, 2019 MMBbls bbl Bcf
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance			99.4	[1]					70.8	[1]	34.2
Beginning Balance	37.6		99.4		30.2
Revisions of previous estimates	3.8				4.4	[1],[2]					2.4	[3],[4]
Extension and discoveries	53.5				30.8	[1],[5]					41.0	[3],[6]
Purchases of onsite proved reserves	(2.2)				0.3	[1],[7]
Production for the year	(11.2)				(6.9)	[1],[8]					(6.8)	[3],[9]
Ending Balance	48.2		143.3		37.6				99.4		30.2
Ending Balance	143.3								99.4	[1]	70.8	[1]
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl			0.2						0.2
Revisions of previous estimates	1.5				0
Extension and discoveries	1.7
Production for the year	(0.1)				0
Ending Balance | bbl									0.2		0.2
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl									0.2
Extension and discoveries											0.2
Ending Balance | bbl			3.3								0.2
Consumption Plus Natural Gas Sales In BCF [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Purchases of onsite proved reserves | Bcf		1.9
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl			160.0	[10]					172.0	[10]	131.6
Beginning Balance		86.1	160.0				108.0
Revisions of previous estimates | Bcf		(5.4)					(25.1)	[2],[10]			17.8	[4],[11]
Extension and discoveries | Bcf		53.7					27.9	[5],[10]			43.0	[6],[11]
Purchases of onsite proved reserves | Bcf		(1.9)					0.6	[7],[10]
Production for the year | Bcf		(16.2)					(15.4)	[8],[10]			(20.4)	[9],[11]
Ending Balance		90.8	190.2				86.1		160.0		108.0
Ending Balance		190.2							160.0	[10]	172.0	[10]
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl			0.7						0.8
Revisions of previous estimates | Bcf		3.0					0.1
Extension and discoveries | Bcf		2.4
Production for the year | Bcf							(0.2)
Ending Balance | bbl									0.7		0.8
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl									0.8
Extension and discoveries | Bcf											0.8
Ending Balance | bbl			6.2								0.8
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance			28.4						30.6		23.4
Beginning Balance	15.3		28.4		19.2
Revisions of previous estimates	(0.9)				(4.6)	[2]					3.2	[4]
Extension and discoveries	9.6				5.0	[5]					7.6	[6]
Purchases of onsite proved reserves	(0.3)				0.1	[7]
Production for the year	(2.9)				(2.7)	[8]					(3.6)	[9]
Ending Balance	16.2		33.9		15.3				28.4		19.2
Ending Balance	33.9								28.4		30.6
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl			0.1						0.1
Revisions of previous estimates	0.5				0
Extension and discoveries	0.4
Production for the year					0
Ending Balance | bbl									0.1		0.1
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl									0.2
Extension and discoveries											0.2
Ending Balance | bbl			1.1								0.2

[1]	It refers to crude oil, condensate, and LNG.
[2]	The conversion of proved undeveloped reserves to prove developed reserves is related to the start of production of the two pads (eight wells) classified as proved undeveloped reserves targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.
[3]	It refers to crude oil, condensate, and LNG.
[4]	Revision of previous estimates material increments were related to well performance in the following concessions: Entre Lomas (+0.9 MMbbl and +11.6 Bcf), Acambuco (+1.0 Bcf), Bajada del Palo Este (+0.2 MMbbl and +1.0 Bcf) and Jagüel de los Machos (+1.0 MMbbl and +1.3 Bcf). Additionally, there was an addition of 0.3 MMbbl and 0.6 Bcf in the Coirón Amargo Sur Oeste concession related to a change in well design, an addition of 1.6 MMbbl and 2.3 Bcf related to the Bajada del Palo Oeste shale oil project due to well performance of the first 4-well pad, and an addition of 3.0 Bcf related to gas projects in the Bajada del Palo Oeste conventional block. The abovementioned increments were partially offset by higher declines related to well performance in the following concessions: 25 de mayo – Medanito (-0.5 MMbbl and -1.0 Bcf), Charco del Palenque (-0.2 MMbbl and -0.2 Bcf), Coirón Amargo Norte (-0.1 MMbbl and -0.1 Bcf) and the Bajada del Palo Oeste conventional block (-0.8 MMbbl). Additionally, 1.7 Bcf corresponding to the Jarilla Quemada block were removed from proven reserves due to lower commodity prices.
[5]	The extensions are related to the addition of proved developed acreage related to the drilling of an unproved pad (four wells) targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.
[6]	The material increments of 41.2 MMbbl and 43.8 Bcf in proved reserves is related to the Vaca Muerta shale oil development in the Bajada del Palo Oeste concession. Proved developed reserves increased 3.4 MMbbl and 3.5 Bcf, due to the tie-in of a second 4-well pad that was not previously booked as proved undeveloped reserves. Proved undeveloped reserves for the same project increased 37.6 MMbbl and 39.5 Bcf, corresponding to eleven 4-well pads (44 new well locations). Additionally, 0.2 MMbbl and 0.8 Bcf correspond to the operation in Mexico.
[7]	Purchases related to the acquisition of additional interests in Coirón Amargo Norte concession (from 55.0% to 96.8%).
[8]	Considering Vista Argentina’s production.
[9]	Considers Vista Argentina production at WI, except for Aguila Mora production (oil production of 35 bbl./d).
[10]	Natural gas consumption stood at 13.5% as of December 31, 2020.
[11]	Natural gas consumption represented 14.1% of consumption plus natural gas sale reported reserves volumes as of December 31, 2019.